Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Explanation of period over which management has projected cash flows	five-year
Estimated growth rate	2.00%	2.00%
Pre-tax discount rate	10.20%	10.20%